Long Lived Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long Lived Assets [Abstract]
Long Lived Assets

5. Long Lived Assets

Property and equipment consists of:

	June 30,	December 31,
	2012	2011
Land and building, deposit on property	$131,500	$-
Machinery and equipment	125,577	125,577
Furniture and office equipment	42,170	20,381
Transportation	78,373	27,050
Production units	1,972,750	1,972,750
Cylinders	1,504,054	460,164
	3,854,424	2,605,922
Less accumulated depreciation	189,561	44,538
	$3,664,863	$2,561,384

Depreciation of equipment was $85,625, $7,517, $145,023, and $11,310 for the three and six months ended June 30, 2012 and 2011, respectively.

Intellectual property:

The Company owns intellectual property, which it is amortizing on a straight-line basis over the assets useful life.  The Company assesses fair market value for any impairment to the carrying values.  As of June 30, 2012 and December 31, 2011 management concluded that there was no impairment to the intangible assets.

	June 30,	December 31,
	2012	2011
Intellectual property	$727,000	$727,000
Less accumulated amortization	175,745	151,511
	$551,255	$575,489

Future amortization through December 31,:
2012	$24,233
2013	48,467
2014	48,467
2015	48,467
2016	48,467
2017 and thereafter	333,154
	$551,255

Amortization of the intangible assets was $12,117, $12,116, $24,234 and $24,232 for the three and six months ended June 30, 2012 and 2011, respectively.

Management periodically reviews the valuation of this asset for potential impairments.  Consideration of various risks to the valuation and potential impairment includes, but is not limited to:  (a) the technology’s acceptance in the marketplace and our ability to attain projected forecasts of revenue (discounted cash flow of projections); (b) competition of alternative solutions; and (c) federal and state laws which may prohibit the use of our production machinery as currently designed.   Management has not impaired this asset, to date, and does not anticipate any negative impact from known current business developments. Management continuously measures the marketplace, potential revenue developments and competitive developments in the scientific industry.

5.         Long Lived Assets

Property and equipment consists of:
	December 31,
	2011	2010
Machinery and equipment	$125,577	$49,778
Furniture and office equipment	20,381	5,352
Transportation	27,050	4,325
Production units	1,972,750	-
Cylinders	460,164	-
	2,605,922	59,455
Less accumulated depreciation	44,538	8,839
	$2,561,384	$50,616

Depreciation of equipment was $35,699 and $8,464 for the years ended December 31, 2011 and 2010, respectively.

Intellectual property:
The Company owns intellectual property, which it is amortizing on a straight-line basis over the assets useful life.  The Company assesses fair market value for any impairment to the carrying values.  As of December 31, 2011 management concluded that there was no impairment to the intangible assets.
	December 31,
	2011	2010
Intellectual property	$727,000	$727,000
Less accumulated amortization	151,511	103,044
	$575,489	$623,956

Future amortization through December 31,:
2012	$48,467
2013	48,467
2014	48,467
2015	48,467
2016	48,467
2017 and thereafter	333,154
	$575,489

Amortization of the intangible assets was $48,467 and $48,467 for the years ended December 31, 2011 and 2010, respectively.

Management periodically reviews the valuation of this asset for potential impairments.  Consideration of various risks to the valuation and potential impairment includes, but is not limited to:  (a) the technology’s acceptance in the marketplace and our ability to attain projected forecasts of revenue (discounted cash flow of projections); (b) competition of alternative solutions; and (c) federal and state laws which may prohibit the use of our production machinery as currently designed.   Management has not impaired this asset, to date, and does not anticipate any negative impact from known current business developments. Management continuously measures the marketplace, potential revenue developments and competitive developments in the scientific industry.